SUBSEQUENT EVENTS (Details) - USD ($)	Dec. 27, 2024	Dec. 19, 2024	Nov. 27, 2024	Nov. 01, 2024	Sep. 30, 2024	Jun. 21, 2024	Apr. 19, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 16, 2019	Feb. 07, 2019
SUBSEQUENT EVENTS
Number of shares to be received for redemption of remaining assets fund					18,621,000
Average Stock price Per Share					$ 0.712
Value for shares to be received for redemption of remaining assets fund					$ 13,258,152
Ordinary Shares, par value					$ 0.00833335			$ 0.00833335	$ 0.00833335	$ 0.001	$ 0.001
Common Class B
SUBSEQUENT EVENTS
Ordinary Shares, par value						$ 0.00833335	$ 0.00166667
Common Class A
SUBSEQUENT EVENTS
Ordinary Shares, par value						$ 0.00833335	$ 0.00166667
Subsequent events | Target Company
SUBSEQUENT EVENTS
Percentage of equity interest to be acquired			100.00%
Subsequent events | Common Class B
SUBSEQUENT EVENTS
Ordinary Shares, par value				$ 0.00833335
Purchase price per share				$ 0.05
Amount received		$ 1,000,000
Subsequent events | Common Class A
SUBSEQUENT EVENTS
Ordinary Shares, par value			$ 0.00833335
Subsequent events | Common Class A | Target Company
SUBSEQUENT EVENTS
Number of shares agreed to issue			69,995,661
Purchase price per share			$ 2
Ordinary share issued	69,995,661
Subsequent events | Ahanzhai Development | Common Class B
SUBSEQUENT EVENTS
Number of shares agreed to issue				10,200,000
Consideration				$ 510,000
Subsequent events | LX Management | Common Class B
SUBSEQUENT EVENTS
Number of shares agreed to issue				9,800,000
Consideration				$ 490,000